Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 5,287	$ 5,483	$ 4,218
Accounts receivable, net	43	38	70
Other receivable	20	780	176
Inventories	1,587	1,708	1,404
Prepaid expenses and other assets, current	576	887
Total current assets	7,513	8,896
Property and equipment, net	1,136	1,275	351
Prepaid expenses and other assets	423	488
Total assets	9,900	11,538	8,271
Current liabilities:
Accounts payable	1,619	1,652	1,554
Accrued expenses	4,696	3,713
Other current liabilities	179	573	645
Forward purchase agreement warrant liability	14	472	4
Product warranty liability, current portion	260	282	311
Total current liabilities	8,000	7,538	7,285
Product warranty liability, net of current portion	1,733	1,771	1,923
Publicly traded warrant liability	500	662	332
Forward purchase agreement put option liability			103
Other liability	891	891
Total liabilities	39,759	30,380	10,047
Commitments and contingencies
Stockholders’ deficit
Additional paid-in capital	268,170	266,013	255,596
Accumulated deficit	(297,912)	(284,734)	(257,256)
Accumulated other comprehensive loss	(119)	(123)	(118)
Total stockholders’ deficit	(29,859)	(18,842)	(1,776)
Total liabilities and stockholders’ deficit	9,900	11,538	8,271
Related Party
Current assets:
Operating lease right-of-use asset (related party)	828	879	464
Current liabilities:
Accrued interest (related party)	1,034	703
Operating lease liability, current portion (related party)	198	143	158
Term loans payable (related party)	27,932	18,716
Operating lease liability, net of current portion (related party)	703	802	404
Series A Preferred Stock
Stockholders’ deficit
Series A Preferred Stock
Class A Common Stock
Stockholders’ deficit
Class A Common Stock	$ 2	2	2
Previously Reported
Current assets:
Prepaid expenses and other assets, current		1,375	1,588
Total current assets		9,384	7,456
Current liabilities:
Accrued expenses		$ 4,416	$ 4,613